NET INTEREST INCOME	12 Months Ended
Dec. 31, 2019
Disclosure of interest income (expense) [text block] [Abstract]
Disclosure of interest income (expense) [text block]

5   NET INTEREST INCOME

	Weighted average effective interest rate
	2019%	2018%	2017%	2019 £m	2018 £m	2017 £m
Interest and similar income:
Loans and advances to customers	3.21	3.23	3.18	15,281	15,049	14,554
Loans and advances to banks	0.57	0.76	0.41	269	462	253
Debt securities held at amortised cost	2.26	1.61	1.98	118	66	66
Interest receivable on financial assets held at amortised cost	2.97	2.93	2.84	15,668	15,577	14,873
Financial assets at fair value through other comprehensive income	1.64	1.98		430	639
Available-for-sale financial assets			1.96			980
Total interest and similar income[1]	2.90	2.88	2.77	16,098	16,216	15,853
Interest and similar expense:
Deposits from banks, excluding liabilities under sale and repurchase agreements	1.39	1.36	1.18	(87)	(81)	(80)
Customer deposits, excluding liabilities under sale and repurchase agreements	0.65	0.60	0.56	(2,054)	(1,997)	(1,936)
Debt securities in issue[2]	0.71	0.10	0.18	(476)	(66)	(120)
Subordinated liabilities	9.89	10.18	10.03	(921)	(1,072)	(1,242)
Lease liabilities	2.41	2.44	2.38	(39)	(1)	(1)
Liabilities under sale and repurchase agreements	1.08	0.87	0.54	(301)	(245)	(110)
Total interest and similar expense[3]	0.91	0.78	0.77	(3,878)	(3,462)	(3,489)
Net interest income				12,220	12,754	12,364

1	Includes £26 million (2018: £31 million; 2017: £12 million) of interest income on liabilities with negative interest rates and £39 million (2018: £45 million; 2017: £49 million) in respect of interest income on finance leases.

2	The impact of the Group’s hedging arrangements is included on this line; excluding this impact the weighted average effective interest rate in respect of debt securities in issue would be 2.25 per cent (2018: 2.74 per cent; 2017: 2.43 per cent).

3	Includes £119 million (2018: £10 million; 2017: £50 million) of interest expense on assets with negative interest rates.

Included within interest and similar income is £196 million (2018: £222 million; 2017: £179 million) in respect of credit-impaired financial assets. Net interest income also includes a credit of £580 million (2018: credit of £691 million; 2017: credit of £644 million) transferred from the cash flow hedging reserve (see note 35).